Vanguard® S&P Small-Cap 600 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (2.2%)
	Telephone & Data Systems Inc.	262,147	4,648
*	AMC Networks Inc. Class A	77,371	3,038
	Shenandoah Telecommunications Co.	132,244	3,036
	Scholastic Corp.	80,273	3,013
*	Cinemark Holdings Inc.	135,600	2,303
	Cogent Communications Holdings Inc.	37,164	2,244
*	Gogo Inc.	90,969	1,843
*	QuinStreet Inc.	133,467	1,468
*	EW Scripps Co. Class A	81,490	1,293
	ATN International Inc.	29,057	1,281
*	Consolidated Communications Holdings Inc.	190,833	1,263
*	Gannett Co. Inc.	234,438	921
*	Cars.com Inc.	88,046	911
*	Marcus Corp.	57,946	908
*	Loyalty Ventures Inc.	52,417	556
			28,726
Consumer Discretionary (11.7%)
	Group 1 Automotive Inc.	45,614	8,192
*	Tri Pointe Homes Inc.	294,799	6,211
*	Asbury Automotive Group Inc.	33,749	6,114
	MDC Holdings Inc.	149,969	5,726
*	ODP Corp.	121,695	4,648
	Bloomin' Brands Inc.	215,400	4,547
*	Meritage Homes Corp.	52,450	4,475
*	Adtalem Global Education Inc.	132,125	4,310
	Cheesecake Factory Inc.	128,679	4,203
	Strategic Education Inc.	60,032	3,951
*	Sonos Inc.	172,662	3,821
*	M/I Homes Inc.	77,175	3,608
*	Brinker International Inc.	118,297	3,590
	Academy Sports & Outdoors Inc.	95,206	3,190
	La-Z-Boy Inc.	116,225	2,967
*	G-III Apparel Group Ltd.	115,896	2,904
	Caleres Inc.	101,257	2,882
	LCI Industries	22,068	2,638
	Designer Brands Inc. Class A	163,541	2,540
*	Dorman Products Inc.	24,971	2,523
	Wolverine World Wide Inc.	117,907	2,516
	Sonic Automotive Inc. Class A	55,174	2,516
	Steven Madden Ltd.	67,103	2,495
*	Sally Beauty Holdings Inc.	163,889	2,485

		Shares	Market Value ($000)
	Kontoor Brands Inc.	61,967	2,483
*	American Axle & Manufacturing Holdings Inc.	302,414	2,453
	Monro Inc.	50,788	2,408
	Rent-A-Center Inc.	83,405	2,297
*	Shake Shack Inc. Class A	46,819	2,278
*,1	Bed Bath & Beyond Inc.	256,144	2,216
[1]	Guess? Inc.	103,552	2,160
*	Dave & Buster's Entertainment Inc.	56,620	2,145
	Winnebago Industries Inc.	43,343	2,143
*	Perdoceo Education Corp.	186,506	2,035
	Standard Motor Products Inc.	50,893	2,033
	Big Lots Inc.	80,816	1,979
	Patrick Industries Inc.	31,679	1,904
*	America's Car-Mart Inc.	16,127	1,748
*	Zumiez Inc.	51,958	1,705
	Aaron's Co. Inc.	83,424	1,632
*	Abercrombie & Fitch Co. Class A	79,233	1,620
*	BJ's Restaurants Inc.	61,569	1,617
*	Chico's FAS Inc.	325,864	1,613
	Ruth's Hospitality Group Inc.	84,343	1,554
	Dine Brands Global Inc.	21,095	1,550
*	iRobot Corp.	32,260	1,535
	Oxford Industries Inc.	15,187	1,384
	Ethan Allen Interiors Inc.	58,160	1,353
	PetMed Express Inc.	55,809	1,229
*	Chuy's Holdings Inc.	52,770	1,192
	Jack in the Box Inc.	17,270	1,180
	Haverty Furniture Cos. Inc.	39,579	1,119
*	Genesco Inc.	18,989	1,069
*	WW International Inc.	141,390	1,002
*	Universal Electronics Inc.	34,787	932
*	LL Flooring Holdings Inc.	77,419	930
*	Fossil Group Inc.	125,861	924
*	Tupperware Brands Corp.	129,564	859
*	Golden Entertainment Inc.	17,783	841
*	Motorcar Parts of America Inc.	50,905	755
*	American Public Education Inc.	49,406	689
*	Conn's Inc.	50,751	670
	Cato Corp. Class A	50,307	657
*	Unifi Inc.	36,415	576
*	El Pollo Loco Holdings Inc.	50,898	527
*	Vera Bradley Inc.	66,243	451
*	Red Robin Gourmet Burgers Inc.	42,284	416
			154,915
Consumer Staples (5.0%)
*	Hostess Brands Inc. Class A	367,108	7,801
*	TreeHouse Foods Inc.	148,010	6,086
	Edgewell Personal Care Co.	143,453	5,222
	PriceSmart Inc.	63,894	5,024
	Cal-Maine Foods Inc.	99,357	4,742
*	Central Garden & Pet Co. Class A	105,635	4,472
	Universal Corp.	65,279	4,157
[1]	B&G Foods Inc.	172,195	3,893
	SpartanNash Co.	95,188	3,275
*	Chefs' Warehouse Inc.	86,272	3,083
	Andersons Inc.	80,573	3,030
	WD-40 Co.	15,216	2,873
	J & J Snack Foods Corp.	22,096	2,833

		Shares	Market Value ($000)
	Fresh Del Monte Produce Inc.	88,335	2,256
	John B Sanfilippo & Son Inc.	23,740	1,813
	Calavo Growers Inc.	47,021	1,601
	National Beverage Corp.	26,673	1,324
*	Central Garden & Pet Co.	25,472	1,151
*	Seneca Foods Corp. Class A	16,081	914
	Tootsie Roll Industries Inc.	23,603	781
*	USANA Health Sciences Inc.	10,200	717
			67,048
Energy (7.6%)
	Helmerich & Payne Inc.	279,920	14,094
	Patterson-UTI Energy Inc.	570,753	10,890
*	Southwestern Energy Co.	1,064,306	9,707
*	PBF Energy Inc. Class A	252,013	8,367
*	Renewable Energy Group Inc.	133,366	8,177
*	Green Plains Inc.	142,205	4,633
*	CONSOL Energy Inc.	84,153	4,339
	World Fuel Services Corp.	167,616	4,155
	Archrock Inc.	354,856	3,559
*	US Silica Holdings Inc.	197,861	3,498
*	Nabors Industries Ltd.	20,505	3,420
*	Oceaneering International Inc.	264,166	3,360
*	Dril-Quip Inc.	93,644	2,944
*	ProPetro Holding Corp.	224,999	2,936
*	Talos Energy Inc.	108,651	2,347
	Core Laboratories NV	71,107	2,004
*	Par Pacific Holdings Inc.	121,160	1,987
*	Bristow Group Inc. Class A	61,607	1,959
*	RPC Inc.	186,898	1,749
*	Helix Energy Solutions Group Inc.	377,026	1,749
*	DMC Global Inc.	51,351	1,421
*	Oil States International Inc.	163,203	1,263
*	REX American Resources Corp.	13,864	1,205
*	Laredo Petroleum Inc.	12,515	1,053
*,1	Nabors Industries Ltd. Warrants Exp. 6/11/26	6,805	357
			101,173
Financials (20.5%)
	BankUnited Inc.	227,234	9,467
	CVB Financial Corp.	359,384	8,906
	American Equity Investment Life Holding Co.	218,619	8,802
	First Hawaiian Inc.	338,266	8,663
*	Mr Cooper Group Inc.	199,259	8,640
	Simmons First National Corp. Class A	335,028	8,614
	Independent Bank Group Inc.	97,550	7,129
	Assured Guaranty Ltd.	107,411	6,321
	Columbia Banking System Inc.	206,258	6,219
	Independent Bank Corp. (Massachusetts)	72,788	6,063
*	Genworth Financial Inc. Class A	1,345,990	5,451
	First Financial Bancorp	249,801	5,241
	Community Bank System Inc.	77,197	5,095
	Two Harbors Investment Corp.	911,786	4,869
	Trustmark Corp.	163,550	4,758
	Hope Bancorp Inc.	318,347	4,642
	Renasant Corp.	147,938	4,577
	Pacific Premier Bancorp Inc.	140,269	4,567
	Apollo Commercial Real Estate Finance Inc.	350,138	4,457
	Horace Mann Educators Corp.	109,812	4,443

		Shares	Market Value ($000)
*	PROG Holdings Inc.	150,460	4,392
	Northwest Bancshares Inc.	335,845	4,329
	Westamerica Bancorp	71,261	4,291
*	PRA Group Inc.	115,619	4,278
	NBT Bancorp Inc.	114,976	4,252
*	NMI Holdings Inc. Class A	227,490	4,234
*	Green Dot Corp. Class A	145,062	4,184
	WSFS Financial Corp.	97,289	4,162
	PennyMac Mortgage Investment Trust	251,478	4,069
	Safety Insurance Group Inc.	37,751	3,506
	Capitol Federal Financial Inc.	342,482	3,476
	Ameris Bancorp	75,328	3,434
*	StoneX Group Inc.	45,403	3,408
	Berkshire Hills Bancorp Inc.	128,868	3,365
	ProAssurance Corp.	142,897	3,174
	United Community Banks Inc.	99,881	3,139
	S&T Bancorp Inc.	104,594	3,076
	Employers Holdings Inc.	74,018	3,065
	New York Mortgage Trust Inc.	1,004,835	3,045
	Banner Corp.	51,678	3,003
	Ready Capital Corp.	178,677	2,623
	AMERISAFE Inc.	51,477	2,594
	Seacoast Banking Corp. of Florida	74,273	2,543
	James River Group Holdings Ltd.	99,106	2,532
	Provident Financial Services Inc.	109,529	2,518
	Heritage Financial Corp.	93,136	2,431
[1]	Hilltop Holdings Inc.	79,181	2,376
	BancFirst Corp.	23,558	2,137
*	Encore Capital Group Inc.	34,176	2,089
	FB Financial Corp.	49,290	2,071
	Stewart Information Services Corp.	36,388	2,019
	Allegiance Bancshares Inc.	50,145	2,018
*	LendingTree Inc.	30,428	1,920
	OFG Bancorp	65,705	1,862
	United Fire Group Inc.	57,443	1,862
	Franklin BSP Realty Trust Inc.	116,849	1,809
	ARMOUR Residential REIT Inc.	236,971	1,792
	Park National Corp.	14,198	1,756
	Eagle Bancorp Inc.	34,814	1,725
	City Holding Co.	20,895	1,715
	First Bancorp	45,700	1,712
	TrustCo Bank Corp.	51,055	1,645
	Brookline Bancorp Inc.	115,498	1,637
	First Commonwealth Financial Corp.	112,740	1,580
	Granite Point Mortgage Trust Inc.	142,826	1,571
	Banc of California Inc.	78,644	1,513
	KKR Real Estate Finance Trust Inc.	72,569	1,482
*	Invesco Mortgage Capital Inc.	829,248	1,476
	Dime Community Bancshares Inc.	45,196	1,421
	National Bank Holdings Corp. Class A	33,513	1,366
	Tompkins Financial Corp.	17,679	1,347
*	Ambac Financial Group Inc.	123,089	1,318
	Southside Bancshares Inc.	31,872	1,285
*	Blucora Inc.	72,582	1,284
*	SiriusPoint Ltd.	227,001	1,271
	Ellington Financial Inc.	81,367	1,260
*	EZCORP Inc. Class A	142,396	1,079
	Universal Insurance Holdings Inc.	74,433	960

		Shares	Market Value ($000)
	Hanmi Financial Corp.	35,429	827
	Central Pacific Financial Corp.	27,765	670
*	eHealth Inc.	62,874	660
	WisdomTree Investments Inc.	108,935	648
	Northfield Bancorp Inc.	47,907	637
*	Selectquote Inc.	166,561	486
			272,333
Health Care (8.8%)
*	Integer Holdings Corp.	87,605	6,989
	Owens & Minor Inc.	200,181	6,982
	Select Medical Holdings Corp.	281,166	6,846
*	Covetrus Inc.	274,181	5,708
	Ensign Group Inc.	63,872	5,184
*	Lantheus Holdings Inc.	73,624	5,045
*	MEDNAX Inc.	226,158	4,369
*	Emergent BioSolutions Inc.	127,033	4,187
*	Embecta Corp.	151,098	3,744
*	Avanos Medical Inc.	127,862	3,668
*	Merit Medical Systems Inc.	57,885	3,554
*	Prestige Consumer Healthcare Inc.	62,519	3,490
*	Allscripts Healthcare Solutions Inc.	198,131	3,386
	CONMED Corp.	27,885	3,243
*	Natus Medical Inc.	90,411	2,965
*	Pacira BioSciences Inc.	46,002	2,910
*	NextGen Healthcare Inc.	148,734	2,694
*	Glaukos Corp.	59,824	2,443
	US Physical Therapy Inc.	18,855	2,123
*	Corcept Therapeutics Inc.	98,535	2,053
*	Artivion Inc.	104,614	2,046
*	Tivity Health Inc.	62,235	2,016
*	Addus HomeCare Corp.	24,066	2,010
*	Myriad Genetics Inc.	101,693	1,957
*	Hanger Inc.	97,799	1,544
*	Orthofix Medical Inc.	52,503	1,443
*	Inogen Inc.	54,058	1,388
*	ModivCare Inc.	14,000	1,336
*	Computer Programs & Systems Inc.	39,012	1,244
*	NeoGenomics Inc.	147,370	1,241
*	Zimvie Inc.	55,511	1,208
	Mesa Laboratories Inc.	5,729	1,199
*	Amphastar Pharmaceuticals Inc.	31,323	1,163
*	Harmony Biosciences Holdings Inc.	26,610	1,160
*	REGENXBIO Inc.	54,975	1,157
*	Meridian Bioscience Inc.	41,645	1,145
	Phibro Animal Health Corp. Class A	54,032	1,038
*	Cardiovascular Systems Inc.	62,396	1,015
*	Nektar Therapeutics	268,902	936
*	Varex Imaging Corp.	37,771	870
*	OraSure Technologies Inc.	191,468	795
	Simulations Plus Inc.	16,650	791
*	Enanta Pharmaceuticals Inc.	19,392	774
*	Cutera Inc.	16,017	721
*	Eagle Pharmaceuticals Inc.	15,398	719
*	Pennant Group Inc.	34,875	667
*	HealthStream Inc.	30,592	623
*	Tactile Systems Technology Inc.	52,143	530
*	Vanda Pharmaceuticals Inc.	52,785	519
*	Surmodics Inc.	13,156	516

		Shares	Market Value ($000)
*	ANI Pharmaceuticals Inc.	14,049	425
*	Anika Therapeutics Inc.	18,255	397
*,2	Lantheus Holdings Inc. CVR	75,410	—
			116,176
Industrials (17.9%)
*	Resideo Technologies Inc.	383,038	9,047
	ABM Industries Inc.	178,591	8,635
	ManTech International Corp. Class A	73,121	6,994
*	Meritor Inc.	187,740	6,790
	Arcosa Inc.	128,221	6,779
	UniFirst Corp.	40,345	6,594
*	Hub Group Inc. Class A	89,958	6,565
	Moog Inc. Class A	77,059	6,272
*	Allegiant Travel Co.	40,307	6,024
	Applied Industrial Technologies Inc.	58,154	6,014
*	Veritiv Corp.	36,775	5,345
	EnPro Industries Inc.	54,659	5,234
*	KAR Auction Services Inc.	321,424	5,133
*	Atlas Air Worldwide Holdings Inc.	71,614	4,992
	ESCO Technologies Inc.	68,961	4,538
	Barnes Group Inc.	123,561	4,452
	HNI Corp.	115,563	4,406
*	AAR Corp.	88,440	4,265
	Boise Cascade Co.	54,258	4,195
*	CoreCivic Inc.	319,097	4,107
	Griffon Corp.	125,313	4,019
	Granite Construction Inc.	121,585	3,970
*	Aerojet Rocketdyne Holdings Inc.	95,339	3,884
	Hillenbrand Inc.	88,867	3,718
	John Bean Technologies Corp.	30,345	3,694
	Albany International Corp. Class A	42,949	3,625
*	SkyWest Inc.	133,427	3,597
	Greenbrier Cos. Inc.	86,342	3,593
*	Proto Labs Inc.	73,056	3,521
*	SPX Corp.	69,752	3,511
	Healthcare Services Group Inc.	197,777	3,396
	Brady Corp. Class A	69,049	3,350
*	NOW Inc.	292,718	3,232
	AZZ Inc.	65,379	2,926
	Astec Industries Inc.	60,244	2,818
	Marten Transport Ltd.	158,598	2,785
	Apogee Enterprises Inc.	65,786	2,737
	Matthews International Corp. Class A	83,884	2,714
	Deluxe Corp.	112,759	2,698
	Kaman Corp.	74,039	2,681
*	AeroVironment Inc.	28,166	2,590
	Franklin Electric Co. Inc.	34,220	2,523
*	GMS Inc.	50,345	2,508
*	Titan International Inc.	135,701	2,471
*	Hawaiian Holdings Inc.	135,919	2,412
*	GEO Group Inc.	325,081	2,311
*	American Woodmark Corp.	43,969	2,290
	Federal Signal Corp.	63,188	2,218
*	TrueBlue Inc.	94,135	2,073
	Pitney Bowes Inc.	439,076	2,055
	Wabash National Corp.	130,188	1,998
	AAON Inc.	36,336	1,947
*	Gibraltar Industries Inc.	46,055	1,923

		Shares	Market Value ($000)
	Kelly Services Inc. Class A	95,604	1,908
	Quanex Building Products Corp.	88,753	1,805
	Alamo Group Inc.	15,260	1,795
	Heartland Express Inc.	123,688	1,766
	Tennant Co.	28,094	1,749
*	Harsco Corp.	210,572	1,748
*	PGT Innovations Inc.	86,866	1,746
	Enerpac Tool Group Corp. Class A	83,128	1,623
	Standex International Corp.	16,854	1,569
	Lindsay Corp.	11,910	1,501
	Resources Connection Inc.	80,714	1,491
*	DXP Enterprises Inc.	45,868	1,407
	Interface Inc. Class A	86,447	1,244
*	CIRCOR International Inc.	53,848	1,047
	National Presto Industries Inc.	13,462	910
*	Viad Corp.	25,542	769
	Powell Industries Inc.	23,875	642
	Park Aerospace Corp.	29,216	356
			237,245
Information Technology (7.8%)
*	Insight Enterprises Inc.	92,535	9,144
*	Sanmina Corp.	168,585	7,399
*	NetScout Systems Inc.	195,870	6,724
*	Plexus Corp.	74,533	6,320
*	Itron Inc.	120,118	6,199
*	ePlus Inc.	71,320	4,047
*	TTM Technologies Inc.	276,812	3,956
*	Photronics Inc.	163,503	3,555
*	Viavi Solutions Inc.	231,495	3,350
*	FormFactor Inc.	76,657	3,148
*	Knowles Corp.	146,419	2,814
*	ScanSource Inc.	68,057	2,637
	InterDigital Inc.	39,123	2,554
	Methode Electronics Inc.	55,483	2,500
	Benchmark Electronics Inc.	93,422	2,381
*	Plantronics Inc.	59,107	2,334
	CSG Systems International Inc.	35,307	2,196
	Xperi Holding Corp.	133,122	2,191
	Badger Meter Inc.	27,163	2,150
*	OSI Systems Inc.	24,917	2,091
*	Consensus Cloud Solutions Inc.	42,241	2,029
	EVERTEC Inc.	52,422	1,989
	Ebix Inc.	63,149	1,841
	CTS Corp.	41,780	1,699
*	Cohu Inc.	54,411	1,656
*	Cerence Inc.	49,998	1,588
*	NETGEAR Inc.	77,802	1,482
	PC Connection Inc.	29,082	1,300
*	SMART Global Holdings Inc.	48,673	1,200
*	LivePerson Inc.	68,137	1,143
*	Unisys Corp.	92,746	1,106
*	Digi International Inc.	49,335	1,090
*	Ichor Holdings Ltd.	32,388	979
	Comtech Telecommunications Corp.	69,850	874
*	Corsair Gaming Inc.	53,365	856
*	FARO Technologies Inc.	25,062	807
*	Agilysys Inc.	19,087	780
*	PDF Solutions Inc.	29,228	699

		Shares	Market Value ($000)
*	Arlo Technologies Inc.	97,916	693
*	CalAmp Corp.	94,321	685
*	OneSpan Inc.	46,082	610
*	Alpha & Omega Semiconductor Ltd.	12,964	569
*	BM Technologies Inc.	1,309	9
			103,374
Materials (7.3%)
*	Arconic Corp.	282,542	7,948
*	O-I Glass Inc.	412,865	6,792
	Innospec Inc.	65,384	6,671
	Stepan Co.	56,492	6,333
	HB Fuller Co.	75,672	5,379
*	Allegheny Technologies Inc.	185,705	5,107
	Trinseo plc	103,031	4,872
*	Sylvamo Corp.	93,606	4,750
	Warrior Met Coal Inc.	136,398	4,586
	Carpenter Technology Corp.	128,094	4,513
*	GCP Applied Technologies Inc.	143,138	4,455
	Kaiser Aluminum Corp.	42,042	4,295
	Compass Minerals International Inc.	90,276	4,056
*	TimkenSteel Corp.	109,134	2,521
	Quaker Chemical Corp.	14,976	2,342
	Schweitzer-Mauduit International Inc.	83,644	2,268
	Materion Corp.	22,740	1,864
	SunCoke Energy Inc.	219,902	1,779
	American Vanguard Corp.	71,187	1,757
	Neenah Inc.	44,433	1,685
	AdvanSix Inc.	34,410	1,594
	Mercer International Inc.	106,710	1,576
	Koppers Holdings Inc.	56,255	1,525
*	Clearwater Paper Corp.	44,178	1,518
	Myers Industries Inc.	54,934	1,307
	Glatfelter Corp.	118,235	1,019
*	Century Aluminum Co.	73,744	870
	Olympic Steel Inc.	24,619	841
	Hawkins Inc.	22,901	828
	Tredegar Corp.	67,828	821
*	Rayonier Advanced Materials Inc.	168,979	651
	Haynes International Inc.	14,400	551
	FutureFuel Corp.	69,419	499
			97,573
Real Estate (8.4%)
	Agree Realty Corp.	104,005	7,236
*	DiamondRock Hospitality Co.	558,793	5,750
*	Xenia Hotels & Resorts Inc.	302,989	5,572
	Brandywine Realty Trust	454,019	5,062
	Easterly Government Properties Inc. Class A	228,456	4,485
	LXP Industrial Trust	375,062	4,336
	LTC Properties Inc.	104,450	4,047
	Global Net Lease Inc.	274,879	3,978
	Alexander & Baldwin Inc.	192,360	3,924
*	Realogy Holdings Corp.	309,214	3,828
	Essential Properties Realty Trust Inc.	154,804	3,542
*	Veris Residential Inc.	212,308	3,416
	SITE Centers Corp.	214,316	3,369
	Washington REIT	125,692	3,053
	Urban Edge Properties	160,389	3,023

		Shares	Market Value ($000)
	Uniti Group Inc.	262,467	2,976
	Retail Opportunity Investments Corp.	164,188	2,967
	Four Corners Property Trust Inc.	104,436	2,879
	Service Properties Trust	437,023	2,766
	Office Properties Income Trust	128,779	2,744
	American Assets Trust Inc.	79,422	2,708
	Acadia Realty Trust	131,685	2,589
	CareTrust REIT Inc.	136,664	2,532
*	Summit Hotel Properties Inc.	283,047	2,474
	Orion Office REIT Inc.	150,151	2,002
*	Chatham Lodging Trust	129,663	1,652
	Getty Realty Corp.	56,658	1,583
	Industrial Logistics Properties Trust	101,921	1,555
	Whitestone REIT	122,778	1,509
	Diversified Healthcare Trust	635,388	1,442
	iStar Inc.	81,299	1,415
	RPT Realty	109,865	1,337
	Marcus & Millichap Inc.	29,278	1,226
	RE/MAX Holdings Inc. Class A	50,215	1,220
	Centerspace	14,353	1,191
	Franklin Street Properties Corp.	253,128	1,144
	Community Healthcare Trust Inc.	25,545	963
	Armada Hoffler Properties Inc.	69,698	961
*	Hersha Hospitality Trust Class A	87,557	961
	Universal Health Realty Income Trust	15,595	837
	Urstadt Biddle Properties Inc. Class A	36,644	645
	Saul Centers Inc.	10,618	521
			111,420
Utilities (2.7%)
	South Jersey Industries Inc.	298,347	10,397
	Avista Corp.	187,751	8,156
	Northwest Natural Holding Co.	81,578	4,429
	California Water Service Group	57,133	3,066
	Chesapeake Utilities Corp.	22,363	2,987
	American States Water Co.	33,346	2,643
	Unitil Corp.	42,402	2,451
	Middlesex Water Co.	14,429	1,227
			35,356
Total Common Stocks (Cost $1,349,261)			1,325,339

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4]	Vanguard Market Liquidity Fund (Cost $6,750)	0.854%	67,504	6,750
Total Investments (100.4%) (Cost $1,356,011)				1,332,089
Other Assets and Liabilities—Net (-0.4%)				(5,510)
Net Assets (100%)				1,326,579
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,279,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $6,748,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2022	16	1,490	20

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,325,339	—	—	1,325,339
Temporary Cash Investments	6,750	—	—	6,750
Total	1,332,089	—	—	1,332,089

Derivative Financial Instruments
Assets
Futures Contracts[1]	20	—	—	20
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.